Derivative Instruments and Hedging Activities (Details 2) - Not Designated as Hedging Instrument [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Income on Derivative	¥ 0	$ 0	¥ (81)	¥ (103)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Income on Derivative	¥ 0	$ 0	¥ (81)	¥ (103)